Financial Instruments (Schedule of Interest Rates Used to Discount Estimated Cash Flows) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans from banks [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	Euribor+ 1.76%- 2.75% with a zero floor	Euribor+ 1.76%- 2.75% with a zero floor
Loans from banks Two [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	4.65% Linkage to Consumer price index in Israel	4.65% Linkage to Consumer price index in Israel
Loans from banks Three [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	fix rate for 5 years 2.9% - 3.55%	fix rate for 5 years 2.9% - 3.55%
Loans from banks Four [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	Euribor+ 5.27%	Euribor+ 5.27%
Loan from other [Member]
Disclosure of fair value measurement of assets [line items]
Inputs used to determine fair value	7% Linkage to Consumer price index in Israel and fixed rate of 5.5%	3%